Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Revenue by Geographic Area	Revenue by geographic area, based on the location where the services are provided, consisted of the following:
	March 31,
	2026	2025	2024
Hong Kong	$2,098,333	$4,338,827	$4,529,196
Chinese Mainland	478,541	—	—
Total	$2,576,874	$4,338,827	$4,529,196

Schedule of Long-Lived Assets by Geographic Area

Long-lived assets by geographic area, based on the location of the assets, consisted of the following:

	March 31,
	2026	2025
Hong Kong	$519,886	$296,270
Chinese Mainland	1,899,648	-
Total	$2,419,534	$296,270